INVESTMENTS IN UNCONSOLIDATED ENTITIES (FY)	12 Months Ended
Dec. 31, 2018
Investments, Debt and Equity Securities [Abstract]
INVESTMENTS IN UNCONSOLIDATED ENTITIES
NOTE 5. INVESTMENTS IN UNCONSOLIDATED ENTITIES

The Company’s investments in unconsolidated entities are as follows:

	December 31,
	2018	2017
The TIC Interest (1)	$10,749,332	$11,103,547
Rich Uncles Real Estate Investment Trust I (“REIT I”)	3,526,483	3,420,475
	$14,275,815	$14,524,022

(1) The Company’s investment includes $626,073 of acquisition fees paid to affiliate (see Note 8).

The Company’s income (loss) from investments in unconsolidated entities is as follows:

	Years Ended December 31,
	2018	2017
The TIC Interest	$269,191	$30,038
REIT I	(43,167)	169,195
	$226,024	$199,233

The TIC Interest

On September 28, 2017, the Company, through a wholly-owned subsidiary of the Operating Partnership, acquired the 72.7% TIC Interest. The remaining approximate 27.3% undivided interest in the Santa Clara property is held by Hagg Lane II, LLC (an approximate 23.4%) and the Hagg Lane III, LLC (an approximate 3.9%). The manager of Hagg Lane II, LLC and Hagg Lane III, LLC is a board member of the Sponsor. The Santa Clara property does not qualify as a variable interest entity and consolidation is not required as the Company's TIC Interest does not control the property. Therefore, the Company accounts for the TIC Interest using the equity method. The Company receives approximately 72.7% of the cash flow distributions and recognizes approximately 72.7% of the results of operations. During the years ended December 31, 2018 and 2017, the Company received $623,406 and $95,158 in cash distributions, respectively.

The following is summarized financial information for the Santa Clara property:

	December 31,
	2018	2017
Assets:
Real estate investments, net	$31,668,300	$32,587,034
Cash and cash equivalents	466,379	615,436
Other assets	117,075	103,700
Total assets	$32,251,754	$33,306,170

Liabilities:
Mortgage notes payable, net	$13,994,844	$14,235,256
Below-market lease, net	3,103,778	3,247,480
Other liabilities	61,188	246,085
Total liabilities	17,159,810	17,728,821
Total equity	15,091,944	15,577,349
Total liabilities and equity	$32,251,754	$33,306,170

	Year Ended December 31, 2018	Period From September 28, 2017 Through December 31, 2017
Total revenue	$2,678,110	$757,850

Expenses:
Depreciation and amortization	584,059	154,339
Interest expense	991,621	410,722
Other expense	730,448	151,477
Total expenses	2,306,128	716,538
Net income	$371,982	$41,312

REIT I

The Company’s investment in REIT I represented an approximate 4.80% and 4.40% ownership interest as of December 31, 2018 and, 2017 respectively. The Company recorded its share of income (loss) of REIT I based on REIT I’s results of operations for the years ended December 31, 2018 and 2017. For the year ended December 31, 2017, income from REIT I reflected in the Company’s statement of operations includes $109,309 related to periods prior to January 1, 2017. During the years ended December 31, 2018 and 2017, the Company received $273,264 and $272,528 in cash distributions, respectively, related to its investment in REIT I. The following is summarized financial information for REIT I:

	December 31,
	2018	2017
Assets:
Real estate investments, net	$125,075,537	$131,166,670
Cash and cash equivalents and restricted cash	3,376,145	6,027,807
Other assets	3,070,475	2,658,777
Total assets	$131,522,157	$139,853,254
Liabilities:
Mortgage notes payable, net	$61,446,068	$62,277,387
Below-market lease, net	3,105,843	3,966,008
Other liabilities	3,359,618	2,937,247
Total liabilities	67,911,529	69,180,642
Redeemable common stock	163,572	586,242
Total shareholders' equity	63,447,056	70,086,370
Total liabilities, redeemable common stock and stockholders' equity	$131,522,157	$139,853,254

	Years Ended December 31,
	2018	2017
Total revenue	$13,166,631	$12,837,755

Expenses:
Depreciation and amortization	5,783,643	5,654,451
Interest expense	2,813,430	2,503,810
Other expense	4,603,963	4,033,242
Impairment of real estate investment property	862,190	—
Total expenses	14,063,226	12,191,503
Other income:
Gain on sale of real estate investment property, net	—	747,957
Other income	—	838
Total other income	—	748,795
Net (loss) income	$(896,595)	$1,395,047